NON-CONTROLLING INTEREST (NCI) (Schedule of Net Change in Non-controlling Interest) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Noncontrolling Interests [Abstract]
Balance at beginning period	$ (4,532,457)	$ (3,357,287)
Change in ownership interest	1,992,413
Share of loss for the year	(408,808)	(1,772,196)
Currency translation adjustment	123,022	597,026
Balance at end of period	$ (2,825,830)	$ (4,532,457)